NATURE OF OPERATIONS	6 Months Ended
Feb. 28, 2022
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1.           NATURE OF OPERATIONS

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange in Canada and the NYSE American LLC ("NYSE American") in the United States. The Company's address is Suite 838-1100 Melville Street, Vancouver, British Columbia, V6E 4A6.

The Company is a development stage company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.

These financial statements consolidate the accounts of the Company and its subsidiaries.  Lion Battery Technologies Inc. ("Lion") is accounted for using the equity method as the Company jointly controls Lion despite owning the majority of Lion's shares. The Company's subsidiaries, associates and joint ventures as at February 28, 2022 are as follows:

		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		February 28, 2022	August 31, 2021

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.	Research	Canada	53.70%	53.70%

Notes:

(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

(2) Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.

Liquidity

During the period ended February 28, 2022, the Company incurred a loss of $6.0 million, used cash of $2.6 million in operating activities and at period end had cash of $9.6 million and working capital of $9.2 million. During the current quarter, the Company repaid both the Sprott Facility (as defined below) and Convertible Notes.  Subsequent to period end the Company has issued a further 2,447,718 common shares at an average price of US$2.38, pursuant to the ATM offering for gross proceeds of $5.8 million.  The Company contemplates that it will be able to settle is liabilities in the normal course as they come due for at least twelve months from the date of filing of these consolidated financial statements.

COVID-19

In March 2020, the World Health Organization declared the outbreak of COVID-19 Coronavirus a global pandemic. The COVID-19 pandemic has had a material impact on the global economy, the scale and duration of which remain uncertain. Since March 2020, the pandemic has continued in waves and the emergence of the Omicron variant in late November 2021 caused a resurgence in new infections during the period. Related negative public health developments have again adversely affected workforces, economies and financial markets globally, resulting in continued economic uncertainty. Although to date the Company has not experienced a direct material adverse effect due to the pandemic, it is not possible for the Company to predict the duration or magnitude of the possible adverse results of the pandemic and its effects on the Company's business or ability to raise funds. The Company and Waterberg JV Resources (Pty) Ltd. have implemented a range of COVID-19 safety measures and monitoring procedures consistent with Canadian and South African directives.